Financial Instruments and Financial Risk Management - Summary of Unrealized Gains (Losses) on Risk Management Contracts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	$ (85.3)	$ 80.8
Natural gas
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	22.5	(2.2)
Energy exports
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	(86.7)	0.0
NGL frac spread
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	(17.4)	40.0
Power
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	(4.9)	9.3
Foreign exchange
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	$ 1.2	$ 33.7